Annual Total Returns - Treasury Only Portfolio [BarChart] - 03.31 FIMM Funds Class 1 Combo PRO-10 - Treasury Only Portfolio - Class I	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.17%
Annual Return 2017	0.71%
Annual Return 2018	1.71%
Annual Return 2019	2.05%
Annual Return 2020	0.36%
Annual Return 2021	0.01%